CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Statutory Reserves	(Accumulated Loss) Retained Earnings	Accumulated Other Comprehensive Income/Loss	Total Equity
Beginning Balance (in shares) at Dec. 31, 2013	23,545,939
Beginning Balance at Dec. 31, 2013	$ 24	$ 358,315	$ 22,947	$ (142,136)	$ 33,678	$ 272,828
Other comprehensive income (loss):
Foreign currency translation adjustments					(1,293)	(1,293)
Stock-based compensation		1,253				1,253
Appropriations to statutory reserves			3,275	(3,275)		0
Equity awards exercised (in shares)	3,705
Equity awards exercised	$ 0					0
Net income (loss)				(2,852)		(2,852)
Ending Balance (in shares) at Dec. 31, 2014	23,549,644
Ending Balance at Dec. 31, 2014	$ 24	359,568	2,622	(148,263)	32,385	269,936
Other comprehensive income (loss):
Foreign currency translation adjustments					(15,728)	(15,728)
Stock-based compensation		392				392
Appropriations to statutory reserves			792	(792)		0
Equity awards exercised (in shares)	1,349
Equity awards exercised	$ 0					0
Net income (loss)				(1,227)		(1,227)
Ending Balance (in shares) at Dec. 31, 2015	23,550,993
Ending Balance at Dec. 31, 2015	$ 24	359,960	27,014	(150,282)	16,657	253,373
Other comprehensive income (loss):
Foreign currency translation adjustments					(9,744)	(9,744)
Stock-based compensation		1,266				1,266
Appropriations to statutory reserves			2,299	(2,299)		0
Disposal of subsidiaries			(4,239)	4,239		0
Equity awards exercised (in shares)	10,956
Equity awards exercised	$ 0					0
Capital Distribution		(224,695)				(224,695)
Gain on disposal of entity under common control		271				271
Net income (loss)				2,169		2,169
Ending Balance (in shares) at Dec. 31, 2016	23,561,949
Ending Balance at Dec. 31, 2016	$ 24	$ 136,802	$ 25,074	$ (146,173)	$ 6,913	$ 22,640